As filed with the Securities and Exchange Commission on February 5, 2010

                                            1933 Act Registration No. 333-148917

                                             1940 Act Registration No. 811-08559

                                                              CIK No. 0001051629
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 2

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 74

        Lincoln Life & Annuity Flexible Premium Variable Life Account M
                           (Exact Name of Registrant)

                               Lincoln VULone2007

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Depositor)

                         100 Madison Street, Suite 1860
                               Syracuse, NY 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                               Syracuse, NY 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                                John L. Reizian
                  The Lincoln National Life Insurance Company
                               350 Church Street
                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:
  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
                 Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2008 was filed March 13, 2009.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / on October 22, 2009 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/X/ on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
 October 22, 2009.

Lincoln Life & Annuity Company of New York:
Lincoln Life & Annuity Flexible Premium Variable Life Account M

Supplement Dated _____
To the Product Prospectuses dated _____ for:

Lincoln VULONE2007

This Supplement outlines changes to the prospectus for Lincoln VULONE2007 that will be applicable to policies issued on or after _______, subject to state availability.  These changes apply only to new purchasers of the policy and not to current owners and are not optional.  These revisions are occasioned by a re-pricing of the insurance elements of the product and are more fully described below:

Overview of the changes:

In the prospectus under “POLICY SUMMARY”, the provision with respect to “Risks of Your Policy”, the section entitled “Policy values in the General Account” has been changed.

In the prospectus, under “POLICY SUMMARY”, the provision with respect to Charges and Fees:

1.
The Surrender Charge shown for a Representative Insured and when the charge is deducted shown in the Surrender Charge section of “Table I: Transaction Fees” have been changed. The language has been revised under the “When Charge is Deducted” column and the Surrender Charge for the male Representative Insured has been changed from “$27.52 per $1000 of specified amount” to “$31.10 per $1000 of specified amount.”  The Surrender Charge for the female Representative Insured has been removed. The first sentence of Footnote 1 has been revised.

2.
The Cost of Insurance charge shown for a Representative Insured shown in the Cost of Insurance section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has been changed. The Cost of Insurance charge for the male Representative Insured has been changed from “$0.19 per month per $1000 of Net Amount at Risk” to “$0.20 per month per $1000 of Net Amount at Risk.”  The Cost of Insurance charge for the female Representative Insured has been removed.

3.
The charge shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” for a Representative Insured has been changed.   The charge for a male Representative Insured has been changed from “$0.24 per month per $1000 of specified amount” to “$0.13 per month per $1000 of specified amount.” The charge for a female Representative Insured has been removed.

4.
The Policy Loan Interest Charge section of “Table II: Periodic Charges Other Than Fund Operating Expenses” and the corresponding footnote have been changed. The charge has been changed from “5.0% annually of the amount held in the loan account” to “4.0% annually of the amount held in the loan account.”

5.	The charge for a female Representative Insured shown in the Waiver of Monthly Deduction Rider of Table II: Periodic Charges Other Than Fund Operating Expenses” has been removed.

The changes noted above have resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2009.  The tables, calculations and the sentences in which these numerical changes occur are set out below.

Please refer to the May 1, 2009 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

This supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary.

The prospectus dated May 1, 2009 is being amended as follows (in order of how these respective sections appear in the prospectus):

Changes to “Risks of Your Policy” (under “POLICY SUMMARY”, sub-section “Risks of Your Policy”):

The following replaces the language under “Policy values in the General Account” paragraph:

Policy Values in the General Account.  Premium payments and Accumulation Values allocated to the Fixed Account are held in the Company's General Account.  Unlike assets held in the Company's Separate Account, of which the Sub-Accounts form a part, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors.  The general liabilities of the Company include obligations we assume under other types of insurance policies and financial products we sell and it is important to remember that you are relying on the financial strength of the Company for the fulfillment of the contractual promises and guarantees we make to you in the policy, including those relating to the payment of death benefits. For more information, please see "Lincoln Life, The Separate Account and The General Account" section of this prospectus.

Changes to “Charges and Fees” (under “POLICY SUMMARY”, sub-section “Charges and Fees”):

The following replaces when the surrender charge is deducted and the “Charge for a Representative Insured” under the “Surrender Charge” section of Table I: Transaction Fees:

Charge	When Charge is Deducted	Amount Deducted
Surrender Charge*2
Charge for a Representative Insured
For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your policy.  For up to 10 years from the Policy Date or up to 10 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.

For a male, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $31.10 per $1,000 of specified amount.
* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from you financial advisor.

2 During the life of the policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your policy’s Surrender Value as of the date of your request. If you wish to surrender more than 90% of your policy’s Surrender Value, you must request a Full Surrender of you policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your policy.)

The following replaces the “Charge for a Representative Insured” under the “Cost of Insurance” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	Monthly
Charge for a Representative Insured		For a male, age 45, standard non-tobacco, in year one the guaranteed maximum monthly cost of insurance rate is $0.20 per month per $1,000 of Net Amount at Risk.
* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from you financial advisor.

The following replaces the “Charge for a Representative Insured” under the “Administrative Fee” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Administrative Fee*	Monthly
Charge for a Representative Insured		For a male age 45, standard non-tobacco, the maximum additional monthly charge is $0.13 per month per $1,000 of specified amount.
* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from you financial advisor.

The following replaces the “Policy Loan Interest” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest	Annually	4.0% annually of the amount held in the loan account.2
2Effective annual interest rate of 4.0% in years 1-10 and 3.1% in years 11 and later. Although deducted annually, interest accrues daily. As described in the section headed “Policy Loans”, when you request a policy loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s general account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 3.0%.

Under the “Waiver of Monthly Deduction Rider” section of Table II: Periodic Charges Other Than Fund Operating Expenses the reference to a female Representative Insured has been removed.

Changes to “POLICY CHARGES AND FEES” section of the prospectus:

The following replaces the second sentence of the fourth paragraph of the “General Section” under “Surrender Charges”:

This charge would be imposed if you request a Reduction of Specified Amount with respect to all or part of the increased specified amount, and it is in addition to any Surrender Charge that would apply to the existing specified amount.

The following replaces the second paragraph of the “Full Surrenders” section:

For example, the Surrender Charge for a Full Surrender of a policy at the end of the tenth policy year for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000 which has not been increased would be; a) $12.05 multiplied by b) 1,000 ($1,000,000 divided by 1,000), or $12,050.

The following replaces the second sentence of the “Partial Surrender” section:

However, we reserve the right to limit the amount of any Partial Surrender to 90% of the policy’s Surrender Value as of the date of your request for a Partial Surrender (see section headed “Policy Surrenders – Partial Surrender” for a detailed discussion.)

The following replaces the third paragraph of the “Cost of Insurance Charge” section:

The Cost of Insurance Charge is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .00246627 (the monthly equivalent of an effective annual rate of 3.0%), subtracting the value at the beginning of the policy month, and multiplying the result (the “Net Amount at Risk”) by the applicable cost of insurance rate as determined by the Company.

The following replaces the last two sentences of the “Policy Loan Interest” section:

The annual effective interest rate is 4.0% in years 1-10, 3.1% in years 11 and beyond. We will credit 3.0% interest on the Loan Account value in all years.

Changes to the “Riders” section under “YOUR INSURANCE POLICY” section of the prospectus:

The following replaces the death benefit examples under sub-section headed “No-Lapse Enhancement Rider – Death Benefits Under the Policy and the Rider ” and the first sentence of the paragraph that follows:

•	Insured: Male Standard Non-tobacco, age 45
•	Specified amount: $1,000,000
•	Annual premium payment: $12,500 paid annually at or before the beginning of each of the first 30 policy years
•	No Indebtedness on the policy
•	Death Benefit Option: 1 (level)
•
•	Benefit Selection Option: Not Elected
•	Assumed Investment Return: 8.00% gross (7.26% net)
•	No-Lapse Provision Guaranteed Minimum Death Benefit Percentage = 90% of Initial Specified Amount

End of Year	Age	Accumulation Value	Policy Death Benefit	No-Lapse Provision Death Benefit	Reset Account Value Provision Death Benefit	No-Lapse Enhancement Rider Death Benefit
10	55	117,079	1,000,000	900,000	1,000,000	1,000,000
20	65	347,971	1,000,000	900,000	1,000,000	1,000,000
30	75	812,636	1,000,000	900,000	1,000,000	1,000,000
40	85	1,623,901	1,705,096	900,000	-	900,000
50	95	3,208,733	3,240,820	900,000	-	900,000

The above example shows a policy that has sufficient Accumulation Value to remain in force. Thus, the No-Lapse Enhancement Rider is not needed to prevent the policy in the example above from lapsing. In this example, the death benefit option selected by the policy owner will determine the amount payable upon the death of the insured.

The example below uses all of the same assumptions as are used for the example above, except for the Assumed Investment Return set forth below:

•	Assumed Investment Return: 0.00% gross (-0.74% net)

End of Year	Age	Accumulation Value	Policy Death Benefit	No-Lapse Provision Death Benefit	Reset Account Value Provision Death Benefit	No-Lapse Enhancement Rider Death Benefit
10	55	72,850	1,000,000	900,000	1,000,000	1,000,000
20	65	131,863	1,000,000	900,000	1,000,000	1,000,000
30	75	128,534	1,000,000	900,000	1,000,000	1,000,000
40	85	-	-	900,000	-	900,000
50	95	-	-	900,000	-	900,000

The second example shows a policy in which the Accumulation Value declines to 0 in between policy years 30 and 40.

The following replaces the sample policy example illustrating the duration of lapse protection under sub-section headed “No-Lapse Enhancement Rider – Duration of No-Lapse Protection”:

Sample Policy

•	Insured: Male Standard Non-tobacco, age 45
•	Specified amount: $1,000,000
•	Benefit Selection Option: Not elected
•	Planned annual premium payment: $8,000

Duration of lapse protection:
1)	if premiums are received on the planned payment date each year: 471 months; or
2)	if premiums are received 30 days after the planned payment date each year: 464 months.

The following replaces the example under sub-section headed ““Benefit Selection Option”:

The following replaces the example shown with respect to a Male, 45 Years Old, Standard Non-tobacco:

Male, 45 Year Old, Standard Non-tobacco
Benefit Selection Option	Monthly Administrative Expense Fee	No-Lapse Monthly Administrative Expense Reference Fee	Result
Election: None	$1.51 per thousand of Specified Amount (higher)	$3.98 per thousand of Specified Amount (lower)	This option offers the best no-lapse protection available. The price of the protection is reflected in the higher Monthly Administrative Expense Fee.
Election: 100%	$.48 per thousand of Specified Amount (lower)	$4.19 per thousand of Specified Amount (higher)
This option offers the least amount of no-lapse protection. The Monthly Administrative Expense Fee is reduced in exchange. Therefore, this option allows more money to be invested in the Sub-Accounts or allocated to the Fixed Account. However, the premiums which you must pay in order to satisfy the no-lapse requirements of the rider will increase.

Changes to “Policy Values” under “PREMIUMS” section of the prospectus:

The following replaces the last sentence of the eighth paragraph:
Interest is credited on the Loan Account at an effective annual rate of 3.0% in all years.

Changes to “POLICY LOANS” section of the prospectus:

The following replaces the last sentence of the sixth paragraph:

Interest on Policy Loans (from both the Premium Reserve Rider and the policy) accrues at an effective annual rate of 4.0% in years 1-10 and 3.1% thereafter, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

The following replaces the last sentence of the seventh paragraph:

Lincoln Life credits interest to the loan account value (of both the Premium Reserve Rider and the Policy) at a rate of 3.0% in all years, so the net cost of your policy loan is 1.0% in years 1-10 and 0.1% thereafter.

Changes to “APPENDIX A”

The following replaces, in full, Appendix A.  The values have changed due to the changes in Charges and Fees described above:

EXAMPLE OF SURRENDER CHARGE CALCULATIONS:

The following hypothetical examples demonstrate the impact of Surrender Charges under different scenarios for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000, no Indebtedness, assumed investment return of 8.00% (7.24% net) and a planned annual Premium Payment of $15,000 (all amounts shown for the end of each policy year in each of the tables below are in dollars):

1)  Fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge	Surrender Value
1	11,768	29,440	0
10	151,224	12,050	139,174
16	310,366	0	310,366

In the table above, the Surrender Charge at the end of year 1 would be:
a)	$29.44 multiplied by
b)	1,000 ($1,000,000 divided by 1,000), or $29,440.

2) Decrease the Initial Specified Amount by $500,000 from $1,000,000 to $500,000 at the end of the representative policy years shown:

End of Year	Surrender Charge
1	7,360
5	5,573
11	0

In the table above, the Surrender Charge at the end of year 1 would be:
a)	29.44 multiplied by
b)	250 ($500,000 minus $250,000 ($1,000,000 multiplied by 25%) divided by 1,000), or $7,360.

•
In the table above, Surrender Charges were only imposed on that part of the Reduction in Initial Specified Amount which exceeded 25% of the Initial Specified Amount. Therefore, only $250,000 of the requested $500,000 Reduction in the Initial Specified Amount is assessed a Surrender Charge.

3)  Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 7, at attained age 52, standard non-tobacco, and then Fully Surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge	Surrender Value
9	124,179	14,220	15,570	29,790	94,389
12	179,225	7,480	12,225	19,705	159,520
16	270,120	0	7,270	7,270	262,850
21	419,977	0	0	0	419,977

In the table above, the surrender charge at the end of year 9 would be:
a)
  (i)   14.22 multiplied by
  (ii)  1,000 ($1,000,000 divided by 1,000), plus

b)
  (i)   31.14 multiplied by
  (ii)  500 ($500,000 divided by 1,000), or $29,790.

•	At the end of year 9 and 12, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.
•	At the end of year 16, the Surrender Charge for the Initial Specified Amount would have expired.
•	At the end of year 21, the Surrender Charge for both the Initial and additional specified amount would have expired.

4)  Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 7, at attained age 52, standard non-tobacco, and then decrease the specified amount by $900,000 from $1,500,000 to $600,000 at the end of the representative policy year shown:

End of Year	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge
9	2,133	11,678	13,811
12	0	9,169	9,169
21	0	0	0

In the table above, the surrender charge at the end of year 9 would be:
a)
  (i)   14.22 multiplied by
  (ii)  150 ($400,000 minus $250,000 ($1,000,000 multiplied by 25%) divided by 1,000), plus

b)
  (i)   31.14 multiplied by
  (ii)  375 ($500,000 minus $125,000 ($500,000 multiplied by 25%), divided by 1,000), or $13,811.

•
In the table above, Surrender Charges were only imposed on that part of the Reduction in Initial Specified Amount which exceeded 25% of the Initial Specified Amount and on that part of the reduction of the increase in specified amount which exceeded 25% of the increase in specified amount. Therefore, only $375,000 of the $500,000 increase in specified amount being surrendered is assessed a Surrender Charge and only $150,000 of the $400,000 of the Initial Specified Amount being reduced is assessed a Surrender Charge.

•	At the end of year 9, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.
•	At the end of year 12, the Surrender Charge for the Initial Specified Amount would have expired after year 10.
•	At the end of year 21, the Surrender Charge for both the Initial and additional specified amount would have expired after year 17.

PART A and B

The prospectuses for Lincoln VULONE 2007 variable universal life policies is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-148917) filed on April 2, 2009.

                           PART C - OTHER INFORMATION

Item 27. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of
    New York and related documents authorizing establishment of the Account(2)

(2) N/A

(3) (a) Principal Underwriting Agreement between Lincoln LIfe & Annuity Company of New York and Lincoln Financial Distributors, Inc. (5)

(4) (a) Policy Form LN696 NY (8)

     (b) Change of Insured Rider - Policy Form LR496 NY(6)

     (c) Estate Tax Repeal Rider - Policy Form LR511 NY(9)

     (d) No-Lapse Enhancement Rider - Policy Form LR696-07 NY (8)

     (e) Overloan Protection Rider - Policy Form LR540 (8)

     (f) Premium Reserve Rider - Policy Form LR543 NY (8)

     (g) Waiver of Monthly Deduction Rider - Policy Form LR436 LNY, LR437
    LNY(3)

(5) (a) Application - Policy Form LFF06321-18 (14)

(b) Addendum to Application - Policy Form LFF06322-18 (14)

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New
York(1)

     (b) Bylaws of Lincoln Life & Annuity Company of New York(1)

(7) Form of Reinsurance Contracts (8)

(8) Fund Participation Agreements, and amendments thereto, between Lincoln Life
& Annuity Company of New York and:

     (a) AllianceBernstein Variable Products Series Fund, Inc.(7)

     (b) American Funds Insurance Series(7)

     (c) American Century Investments Variable Portfolios, Inc.(7)

     (d) BlackRock Variable Series Funds, Inc. (Filed by Amendment)

     (e) Delaware VIP Trust(13)

     (f) DWS Variable Series II (Filed by Amendment)

     (g) Fidelity Variable Insurance Products(13)

     (h) Franklin Templeton Variable Insurance Products Trust(13)

     (i) Lincoln Variable Insurance Products Trust(7)

     (j) MFS Variable Insurance Trust(13)

     (k) PIMCO Variable Insurance Trust(13)

(9) (a) Accounting and Financial Administration Services Agreement dated
October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance
Company and Lincoln Life & Annuity Company of New York.(11)

(b) Amended and Restated Service Agreement by and between Lincoln Life &
    Annuity Company of New York and The Lincoln National Life Insurance
    Company, effective January 1, 2004.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esquire (Filed herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting
Firm

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(10)

(1) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to
     Registration Statement on Form S-6 (File No. 033-77496) filed on April 2,
2007.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File
    No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Registration Statement on Form S-6 (File No.
333-42507) filed on December 17, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6
(File No. 333-84684) filed on April 7, 2004.

(5) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4
(File No. 333-145531) filed on April 11, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6
(File No. 333-42507) filed on April 20, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-4
(File No. 333-141768) filed on April 2, 2009.

(8) Incorporated by reference to Registration Statement on Form N-6 (File No.
333-148917) filed on January 29, 2008.

(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6
(File No. 333-52194) filed on November 13, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6
(File No. 333-139960) filed on April 1, 2009.

(11) Incorporated by reference to Registration Statement on Form N-4 (File No.
333-147673) on November 28, 2007.

(12) Incorporated by reference to Post-Effective Amendment No. 29 on Form N-4
(File No. 333-61554) filed on March 16, 2009.

(13) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6
(File No. 333-141769) filed on April 2, 2008.

(14) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6
(File N. 333-148917) filed on April 2, 2009.

Item 27. Directors and Officers of the Depositor


Name                               Positions and Offices with Depositor
--------------------------------   -----------------------------------------------------------------------
Charles C. Cornelio*****           Executive Vice President and Chief Administrative Officer and Director
Frederick J. Crawford***           Executive Vice President, Chief Financial Officer and Director
Robert W. Dineen****               Director
Lawrence A. Samplatsky****         Vice President and Chief Compliance Officer
Dennis R. Glass******              President, Chief Executive Officer and Director
George W. Henderson, III           Director
Granville Capital
300 North Greene Street
Greensboro, NC 27401
Mark E. Konen*****                 Senior Vice President and Director
M. Leanne Lachman                  Director
870 United Nations Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                 Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 South Crouse Avenue
Syracuse, NY 13244
Patrick S. Pittard                 Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*                Second Vice President, Secretary and General Counsel
C. Suzanne Womack******            Secretary


   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY
13202

     ** Principal business address is 1300 South Clinton Street, Fort Wayne, IN
46801

                                      B-2

*** Principal business address is Center Square West Tower, 1500 Market
Street, Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

*****     Principal business address is 100 North Greene Street, Greensboro, NC
27401

******    Principal business address is 150 Radnor Chester Road, Radnor, PA
19087

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company
Holding Company System (12)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company
     of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit
     No. 6(b) hereto) for the full text of the indemnification provisions.
     Indemnification is permitted by, and is subject to the requirements of,
     New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities
      Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities
     Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item
     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. currently serves as Principal
      Underwriter for; Lincoln Life & Annuity Variable Annuity Account H;
      Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B;
      Lincoln National Variable Annuity Account L; Lincoln Life & Annuity
      Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium
      Variable Life Account M; Lincoln New York Account N for Variable
      Annuities; LLANY Separate Account R for Flexible Premium Variable Life
      Insurance; LLANY Separate Account S for Flexible Premium Variable Life
      Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life
      Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   ----------------------------------------------------
Anant Bhalla*              Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel Schwartz*             Vice President and Director
James Ryan*                Vice President and Director
Keith S. Ryan***           Vice President and Chief Financial Officer
Robert O. Sheppard****     Second Vice President,Secretary and General Counsel
Wilford H. Fuller*         President, Chief Executive Officer and Director


      * Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

         ** Principal business address is 350 Church Street, Hartford, CT 06103

                                      B-3

*** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

   **** Principal business address is 100 Madison Street, Suite 1860, Syracuse,
NY 13202

     (c) N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity
Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.
All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton
Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire
03301. The accounting records are maintained by Bank of New York Mellon, N.A.,
One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                      B-4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M,
has duly caused this Post-Effective Amendment Number 2 to the  Registration Statement (File No.: 333-148917; 811-08559; CIK: 0001051629)
on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the
4th day of February, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b)
under the Securities Act of 1933.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Registrant)

/s/ Joshua R. Durand
By: ______________________________________
Joshua R. Durand
Assistant Vice President
       Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Joshua R. Durand
By:  ____________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 2 to the Registration Statement on Form N-6
(File No.: 333-148917; 811-08559; CIK: 0001051629) has been signed below on February 4, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

   /s/ Dennis R. Glass               *

 ______________________________
President

Dennis R. Glass

/s/ Frederick J. Crawford      *
______________________________                                                                           Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ Charles C. Cornelio          *
______________________________                                                                           Executive Vice President; Chief Administration Officer
Charles C. Cornelio

/s/ Mark E. Konen                 *
______________________________                                                                           Senior Vice President and Director
Mark E. Konen

_____________________________                                                                           Assistant Vice President and Director
Michael S. Smith

______________________________                                                                           Director
J. Patrick Barrett

______________________________                                                                           Director
Patrick P. Coyne

/s/ Robert W. Dineen            *
______________________________                                                                           Director
Robert W. Dineen

/s/ George W. Henderson, III  *
______________________________                                                                           Director
George W. Henderson, III

/s/ M. Leanne Lachman          *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia            *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard                *
_____________________________                                                                           Director
Patrick S. Pittard

______________________________                                                                           Director
Dennis L. Schoff

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement